Net Income (Loss) Per Share - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Number of days following the effective date of an initial public offering	61 days
Number of contractual preceding days in determining conversion price	20 days
Class A Common Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stated value of convertible security | $	$ 40.0
Conversion price multiple | $ / shares	$ 0.8